Pension Plan (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Changes in Benefits Obligation and Plan Assets and Reconciliation of Funded Status
The changes in benefits obligation and plan assets and the reconciliation of funded status are as follows:

	December 31
	2021	2022	2023
	US$	US$	US$
Change in benefit obligation
Projected benefit obligation at beginning of year	1,716	1,803	244
Service cost	35	13	19
Interest cost	20	14	8
Actuarial loss (gain)	142	(205)	(252)
Benefits paid	(110)	(1,236)	—
Settlement	—	(145)	—

Projected benefit obligation at end of year	1,803	244	19

Change in plan assets
Fair value of plan assets at beginning of year	1,551	1,639	552
Actual return on plan assets	48	120	37
Employer contributions	70	50	—
Benefits paid	(30)	(1,257)	—

Fair value of plan assets at end of year	1,639	552	589

Funded status recognized as an other (liability) asset	(164)	308	570

Amounts Recognized in Accumulated Other Comprehensive Income
Amounts recognized in accumulated other comprehensive income consist of the following:

	Year Ended December 31
	2021	2022	2023
	US$	US$	US$
Net loss	718	1,322	1,070

Total recognized in accumulated other comprehensive income	718	1,322	1,070

Components of Net Periodic Benefit Cost
The components of net periodic benefit cost are as follows:

	Year Ended December 31
	2021	2022	2023
	US$	US$	US$
Service cost	35	13	19
Interest cost	20	14	8
Projected return o n p lan assets	(33)	(30)	(17)
Amortization of unrecognized net transition obligation and unrecognized net actuarial gain	34	35	24
Curtailment or settlement loss	—	156	—

Net periodic benefit cost	56	188	34

Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Loss (Income)
Other changes in plan assets and benefit obligation recognized in other comprehensive loss (income):

	2021	2022	2023
	US$	US$	US$
Recognize the decrease in net gain (loss)	(36)	604	(252)

Total recognized in other comprehensive loss (income)	(36)	604	(252)

Expected Benefit Payments	Expected benefit payments:

US$
2024	17
2025	5
2026	5
2027	5
2028	5
2029 and thereafter	101

Actuarial Assumptions to Determine Benefit Obligations
The actuarial assumptions to determine the benefit obligations are as follows:

	2021	2022	2023
Weighted-average assumptions used to determine benefit obligations:
Discount rate	0.75%	1.75%	1.41%
Rate of compensation increase	4.00%	4.50%	4.00%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	0.75%	1.75%	1.41%
Expected long-term return on plan assets	2.00%	3.00%	3.00%
Rate of compensation increase	4.00%	4.50%	4.00%